Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2015
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
Vessels, Port Terminals and Other Fixed Assets, Net

Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$2,425,931	$(514,788)	$1,911,143
Additions	5,788	(47,027)	(41,239)
Restructure of capital lease	(210)	-	(210)
Balance June 30, 2015	$2,431,509	$(561,815)	$1,869,694